REPORTING ENTITY AND NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2024
General Information About Financial Statements [Abstract]
REPORTING ENTITY AND NATURE OF OPERATIONS	REPORTING ENTITY AND NATURE OF OPERATIONS
The principal activities of The Lion Electric Company ("Lion" or the "Company") and its subsidiaries (together referred to as the "Group") include the design, development, manufacturing and distribution of purpose-built all-electric medium and heavy-duty urban vehicles including battery systems, chassis, bus bodies and truck cabins. The Group also distributes truck and bus parts and accessories.
The Company is incorporated under the Business Corporations Act (Quebec) and is the Group’s ultimate parent company. Its registered office and principal place of business is 921, chemin de la Riviere-du-Nord, Saint-Jerome, Quebec, Canada. These unaudited condensed interim consolidated financial statements ("consolidated financial statements") are as at June 30, 2024 and December 31, 2023 and for the three and six months ended June 30, 2024 and 2023 and include the accounts of the Company and its subsidiaries. The Company is a publicly listed entity, and its shares are traded on the Toronto Stock Exchange and New York Stock Exchange under the symbol LEV.